UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON SMALL-CAP QUALITY VALUE ETF

FORM N-Q

OCTOBER 31, 2018

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited)	October 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 2.3%
Cogent Communications Holdings Inc.	653	$33,943
Frontier Communications Corp.	11,935	57,407
IDT Corp., Class B Shares	5,749	40,473
Vonage Holdings Corp.	2,302	30,525	*

Total Diversified Telecommunication Services		162,348

Interactive Media & Services - 0.4%
XO Group Inc.	761	26,338	*

Media - 1.7%
Lee Enterprises Inc.	9,567	25,544	*
MSG Networks Inc., Class A Shares	2,386	60,962	*
Tribune Publishing Co.	1,984	29,939	*

Total Media		116,445

Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Co.	837	31,823

TOTAL COMMUNICATION SERVICES		336,954

CONSUMER DISCRETIONARY - 16.9%
Auto Components - 2.2%
Cooper-Standard Holdings Inc.	318	29,463	*
Tenneco Inc., Class A Shares	1,213	41,764
Tower International Inc.	996	29,571
Visteon Corp.	601	47,503	*

Total Auto Components		148,301

Distributors - 0.3%
Weyco Group Inc.	714	22,591

Diversified Consumer Services - 3.1%
Adtalem Global Education Inc.	935	47,339	*
American Public Education Inc.	781	25,562	*
Cambium Learning Group Inc.	1,451	20,865	*
Collectors Universe Inc.	1,331	19,167
K12 Inc.	2,008	42,991	*
Sotheby’s	808	33,936	*
Strategic Education Inc.	199	25,038

Total Diversified Consumer Services		214,898

Hotels, Restaurants & Leisure - 2.3%
BBX Capital Corp.	4,202	24,582
Brinker International Inc.	959	41,573
Cheesecake Factory Inc.	778	37,608

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Grand Vacations Inc.	1,118	$30,041	*
Ruth’s Hospitality Group Inc.	873	23,597

Total Hotels, Restaurants & Leisure		157,401

Household Durables - 0.8%
CSS Industries Inc.	1,789	23,507
La-Z-Boy Inc.	1,142	31,748

Total Household Durables		55,255

Internet & Direct Marketing Retail - 0.7%
Nutrisystem Inc.	832	29,586
Shutterstock Inc.	525	21,462

Total Internet & Direct Marketing Retail		51,048

Leisure Products - 0.7%
MCBC Holdings Inc.	745	22,112	*
Sturm Ruger & Co. Inc.	485	28,804

Total Leisure Products		50,916

Media - 1.1%
Entravision Communications Corp., Class A Shares	6,366	31,448
Gannett Co. Inc.	4,892	47,452

Total Media		78,900

Multiline Retail - 0.7%
Big Lots Inc.	1,080	44,842

Specialty Retail - 4.3%
Buckle Inc.	1,838	37,495
Caleres Inc.	1,047	35,807
Children’s Place Inc.	285	42,579
Hibbett Sports Inc.	1,417	24,755	*
Michaels Cos Inc.	2,701	42,811	*
Sally Beauty Holdings Inc.	2,466	43,920	*
Sleep Number Corp.	793	28,841	*
Tilly’s Inc., Class A Shares	1,422	25,226
Winmark Corp.	81	12,449

Total Specialty Retail		293,883

Textiles, Apparel & Luxury Goods - 0.7%
Culp Inc.	1,029	23,821
Vera Bradley Inc.	1,594	21,025	*

Total Textiles, Apparel & Luxury Goods		44,846

TOTAL CONSUMER DISCRETIONARY		1,162,881

CONSUMER STAPLES - 1.7%
Household Products - 0.4%
WD-40 Co.	165	27,568

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	SHARES	VALUE
Personal Products - 0.7%
Lifevantage Corp.	1,310	$14,423	*
USANA Health Sciences Inc.	258	30,191	*

Total Personal Products		44,614

Tobacco - 0.6%
Vector Group Ltd.	3,263	44,116

TOTAL CONSUMER STAPLES		116,298

ENERGY - 6.8%
Energy Equipment & Services - 3.1%
Cactus Inc., Class A Shares	710	23,756	*
Diamond Offshore Drilling Inc.	2,994	42,455	*
FTS International Inc.	2,623	33,601	*
Liberty Oilfield Services Inc., Class A Shares	1,586	30,102
Mammoth Energy Services Inc.	1,072	26,757
Matrix Service Co.	1,324	26,917	*
Unit Corp.	1,390	32,151	*

Total Energy Equipment & Services		215,739

Oil, Gas & Consumable Fuels - 3.7%
Arch Coal Inc., Class A Shares	421	40,374
CONSOL Energy Inc.	1,167	46,493	*
CVR Energy Inc.	1,341	57,663
Evolution Petroleum Corp.	2,102	21,651
Hallador Energy Co.	4,317	28,320
NACCO Industries Inc., Class A Shares	867	29,946
Overseas Shipholding Group Inc., Class A Shares	10,128	31,802	*

Total Oil, Gas & Consumable Fuels		256,249

TOTAL ENERGY		471,988

FINANCIALS - 15.6%
Banks - 5.9%
Arrow Financial Corp.	715	25,125
Bar Harbor Bankshares	917	23,448
Community Trust Bancorp Inc.	669	30,446
Customers Bancorp Inc.	1,292	26,473	*
Financial Institutions Inc.	854	24,382
First Financial Corp.	583	26,737
First Financial Northwest Inc.	1,202	18,162
First Internet Bancorp	712	18,348
First of Long Island Corp.	1,291	26,091
Great Southern Bancorp Inc.	520	28,158
Great Western Bancorp Inc.	999	36,613
Hanmi Financial Corp.	1,245	26,120

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
International Bancshares Corp.	932	$36,069
Live Oak Bancshares Inc.	853	15,695
Nicolet Bankshares Inc.	440	23,496	*
Peapack Gladstone Financial Corp.	838	22,618

Total Banks		407,981

Capital Markets - 2.6%
Cohen & Steers Inc.	937	35,972
Diamond Hill Investment Group Inc.	169	29,098
Federated Investors Inc., Class B Shares	2,036	50,228
Waddell & Reed Financial Inc., Class A Shares	2,286	43,594
Westwood Holdings Group Inc.	526	22,276

Total Capital Markets		181,168

Insurance - 3.9%
American National Insurance Co.	476	58,662
FBL Financial Group Inc., Clas A Shares	573	39,526
Genworth Financial Inc., Class A Shares	17,595	75,307	*
Investors Title Co.	122	22,204
National Western Life Group Inc., Class A Shares	137	36,891
Universal Insurance Holdings Inc.	832	34,927

Total Insurance		267,517

Thrifts & Mortgage Finance - 3.2%
Axos Financial Inc.	972	29,510	*
Dime Community Bancshares Inc.	1,775	28,613
FS Bancorp Inc.	314	14,174
HomeStreet Inc.	1,027	26,681	*
Luther Burbank Corp.	2,676	25,877
United Financial Bancorp Inc.	1,902	29,386
Walker & Dunlop Inc.	564	23,665
Washington Federal Inc.	1,354	38,129

Total Thrifts & Mortgage Finance		216,035

TOTAL FINANCIALS		1,072,701

HEALTH CARE - 16.4%
Biotechnology - 4.5%
Acorda Therapeutics Inc.	1,639	31,321	*
AMAG Pharmaceuticals Inc.	1,492	32,078	*
BioSpecifics Technologies Corp.	289	17,707	*
Concert Pharmaceuticals Inc.	1,447	21,589	*
Eagle Pharmaceuticals Inc.	340	16,742	*
Emergent BioSolutions Inc.	568	34,756	*
Enanta Pharmaceuticals Inc.	267	20,602	*

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Jounce Therapeutics Inc.	2,741	$11,074	*
MiMedx Group Inc.	4,403	25,625	*
Myriad Genetics Inc.	785	35,349	*
Pieris Pharmaceuticals Inc.	3,187	13,130	*
REGENXBIO Inc.	285	19,001	*
Repligen Corp.	460	24,941	*
XOMA Corp.	542	6,672	*

Total Biotechnology		310,587

Health Care Equipment & Supplies - 5.9%
AngioDynamics Inc.	1,217	24,863	*
Anika Therapeutics Inc.	547	19,561	*
Atrion Corp.	39	26,605
CONMED Corp.	416	28,051
Cutera Inc.	526	10,678	*
FONAR Corp.	771	19,075	*
Heska Corp.	164	16,436	*
iRadimed Corp.	467	11,656	*
Lantheus Holdings Inc.	1,434	20,033	*
LeMaitre Vascular Inc.	608	16,234
Meridian Bioscience Inc.	1,868	30,280
Natus Medical Inc.	756	22,589	*
OraSure Technologies Inc.	1,481	20,586	*
Orthofix Medical Inc.	494	30,045	*
Quidel Corp.	360	23,170	*
Surmodics Inc.	240	15,223	*
Tactile Systems Technology Inc.	227	14,864	*
Utah Medical Products Inc.	207	18,046
Varex Imaging Corp.	1,582	41,069	*

Total Health Care Equipment & Supplies		409,064

Health Care Providers & Services - 3.0%
Addus HomeCare Corp.	335	21,943	*
National HealthCare Corp.	468	37,220
National Research Corp.	649	24,694
Patterson Cos. Inc.	2,166	48,908
Premier Inc., Class A Shares	1,003	45,135	*
Tivity Health Inc.	838	28,836	*

Total Health Care Providers & Services		206,736

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	SHARES	VALUE
Health Care Technology - 0.5%
NextGen Healthcare Inc.	1,374	$20,294	*
Simulations Plus Inc.	802	16,208

Total Health Care Technology		36,502

Life Sciences Tools & Services - 0.8%
Cambrex Corp.	461	24,567	*
Luminex Corp.	990	28,482

Total Life Sciences Tools & Services		53,049

Pharmaceuticals - 1.7%
ANI Pharmaceuticals Inc	410	19,897	*
Corcept Therapeutics Inc.	1,643	19,305	*
Innoviva Inc.	1,944	27,138	*
Lannett Co. Inc.	5,948	21,770	*
Phibro Animal Health Corp., Class A Shares	670	28,757

Total Pharmaceuticals		116,867

TOTAL HEALTH CARE		1,132,805

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.0%
Aerojet Rocketdyne Holdings Inc.	981	34,649	*
National Presto Industries Inc.	254	31,666

Total Aerospace & Defense		66,315

Building Products - 0.6%
Continental Building Products Inc.	787	21,887	*
Patrick Industries Inc.	508	22,103	*

Total Building Products		43,990

Commercial Services & Supplies - 5.1%
ACCO Brands Corp.	3,227	26,042
ARC Document Solutions Inc.	7,779	17,736	*
Charah Solutions Inc.	4,825	36,236	*
Deluxe Corp.	801	37,815
Ennis Inc.	1,511	29,253
Heritage-Crystal Clean Inc.	1,077	24,760	*
Kimball International Inc., Class B Shares	1,612	26,533
McGrath RentCorp.	583	31,126
Pitney Bowes Inc.	7,048	46,658
Steelcase Inc., Class A Shares	2,883	47,858
VSE Corp.	796	24,963

Total Commercial Services & Supplies		348,980

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	SHARES	VALUE
Construction & Engineering - 1.0%
Comfort Systems USA Inc.	612	$32,730
Tutor Perini Corp.	2,211	34,270	*

Total Construction & Engineering		67,000

Electrical Equipment - 0.8%
Atkore International Group Inc.	1,279	24,634	*
Generac Holdings Inc.	654	33,177	*

Total Electrical Equipment		57,811

Machinery - 2.3%
Blue Bird Corp.	1,100	20,471	*
Global Brass & Copper Holdings Inc.	826	26,118
Hillenbrand Inc.	839	40,188
Hurco Cos. Inc.	517	21,063
Meritor Inc.	1,800	30,582	*
Omega Flex Inc.	284	17,182

Total Machinery		155,604

Professional Services - 2.3%
Acacia Research Corp.	6,925	22,714	*
Barrett Business Services Inc.	443	27,874
Exponent Inc.	585	29,519
Heidrick & Struggles International Inc.	713	24,606
Mistras Group Inc.	1,247	24,815	*
WageWorks Inc.	666	26,513	*

Total Professional Services		156,041

Road & Rail - 1.2%
ArcBest Corp.	757	28,100
Avis Budget Group Inc.	1,385	38,946	*
USA Truck Inc.	902	17,742	*

Total Road & Rail		84,788

Trading Companies & Distributors - 0.7%
Herc Holdings Inc.	600	19,236	*
Systemax Inc.	964	31,147

Total Trading Companies & Distributors		50,383

TOTAL INDUSTRIALS		1,030,912

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 2.1%
InterDigital Inc.	524	37,178
NETGEAR Inc.	541	30,014	*
NetScout Systems Inc.	1,742	44,003	*
Plantronics Inc.	537	31,667

Total Communications Equipment		142,862

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 4.8%
AVX Corp.	2,445	$40,783
Electro Scientific Industries Inc.	1,352	39,208	*
ePlus Inc.	280	23,766	*
Insight Enterprises Inc.	816	42,179	*
Mesa Laboratories Inc.	102	18,634
Methode Electronics Inc.	896	26,522
nLight Inc.	697	12,434	*
PC Connection Inc.	927	30,721
Tech Data Corp.	953	67,339	*
TTM Technologies Inc.	2,400	28,080	*

Total Electronic Equipment, Instruments & Components		329,666

Internet Software & Services - 0.3%
DHI Group Inc.	10,935	18,261	*

IT Services - 1.6%
Cass Information Systems Inc.	380	25,118
CSG Systems International Inc.	887	31,134
Hackett Group Inc.	1,254	25,669
Unisys Corp.	1,655	30,469	*

Total IT Services		112,390

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries Inc.	630	27,109	*
Cabot Microelectronics Corp.	321	31,336
Cirrus Logic Inc.	999	37,402	*
Cohu Inc.	1,525	31,720
Ichor Holdings Ltd.	1,232	21,868	*
Nanometrics Inc.	660	21,160	*
NVE Corp.	218	18,465
Rudolph Technologies Inc.	1,051	21,850	*
SMART Global Holdings Inc.	890	24,929	*

Total Semiconductors & Semiconductor Equipment		235,839

Software - 1.2%
American Software, Inc. Class A Shares	1,818	20,925
Finjan Holdings Inc.	4,402	16,023	*
Progress Software Corp.	761	24,459
Zix Corp.	2,899	19,539	*

Total Software		80,946

Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp.	1,857	49,861	*

TOTAL INFORMATION TECHNOLOGY		969,825

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	SHARES	VALUE
MATERIALS - 5.9%
Chemicals - 2.9%
Advanced Emissions Solutions Inc.	1,923	$19,038
Chase Corp.	213	22,970
FutureFuel Corp.	2,255	36,982
Kronos Worldwide Inc.	2,521	35,370
Tredegar Corp.	1,486	27,639
Trinseo SA	636	34,268
Valhi Inc.	11,027	22,936

Total Chemicals		199,203

Metals & Mining - 2.6%
Gold Resource Corp.	3,817	16,528
SunCoke Energy Inc.	3,115	34,888	*
Warrior Met Coal Inc.	2,866	80,248
Worthington Industries Inc.	1,056	44,225

Total Metals & Mining		175,889

Paper & Forest Products - 0.4%
Boise Cascade Co.	945	29,096

TOTAL MATERIALS		404,188

REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
Consolidated-Tomoka Land Co.	318	18,419
FRP Holdings Inc.	371	17,982	*
Marcus & Millichap Inc.	839	29,130	*

TOTAL REAL ESTATE		65,531

UTILITIES - 1.6%
Electric Utilities - 1.1%
Genie Energy Ltd., Class B Shares	3,815	20,220
Otter Tail Corp.	746	33,622
Spark Energy Inc., Class A Shares	3,333	24,864

Total Electric Utilities		78,706

Water Utilities - 0.5%
American States Water Co.	529	32,385

TOTAL UTILITIES		111,091

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $7,612,554)		6,875,174

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
Dreyfus Treasury Cash Management (Cost - $15,513)	2.090%	15,513	$15,513

TOTAL INVESTMENTS - 100.0% (Cost - $7,628,067)			6,890,687
Liabilities in Excess of Other Assets - 0.0%			(1,722)

TOTAL NET ASSETS - 100.0%			$6,888,965

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ . The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are

Notes to Schedule of Investments (unaudited) (continued)

valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time) (4:00 p.m. Eastern Time prior to October 1, 2018). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$6,875,174	—	—	$6,875,174
Short-Term Investments†	15,513	—	—	15,513

Total Investments	$6,890,687	—	—	$6,890,687

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 20, 2018